Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (7,975,878)	$ (10,297,539)	$ (14,264,261)	$ (14,792,886)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	864,293	1,028,475	1,337,723	1,252,540
Amortization of debt issuance costs	19,177	15,825	15,825	128,583
Amortization of debt discount	927,945	2,129,380	2,275,594	864,350
Amortization of operating right of use assets	184,558	269,172	329,878	162,298
Stock-based compensation	139,274	23,647	23,647
Issuance of warrants to CEO				2,701
Issuance of class A common stock for services	699,700	286,696	376,696	397,892
Loss on debt extinguishment	689,411			16,105
Loss on debt modification		1,587,862	2,134,218	927,054
Issuance of class A common stock in connection with general release agreement		20,000	20,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares		600,000	600,000
Bad debt provision				123,513
Beneficial conversion feature				4,137,261
Gain on disposal of business		(467,049)	(467,049)
Impairment expense			56,664
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	11,971	(86,978)	(12,102)	(152,086)
Due from former owners		32,519	32,519	237,364
Inventory	59,036	(34,527)	12,418	84,912
Prepaid expenses and other current assets	557,401	(2,701,612)	(553,697)	(134,964)
Other assets	5,770	(12,220)	(41,102)
Accounts payable	(279,238)	(1,133,012)	(1,227,091)	2,187,663
Accrued expenses	684,170	(574,196)	(593,544)	813,144
Cumulative Series A preferred stock dividends payable		(92,322)	(92,322)
Other assets, net				16,561
Refundable income tax		151,796	151,796	40,343
Operating lease liabilities	(142,866)	(74,256)	(121,676)	(133,119)
Net cash used in operating activities	(3,555,276)	(9,328,339)	(10,005,866)	(3,820,771)
Cash flows from investing activities:
Purchase of property and equipment	(76,315)	(206,155)	(237,983)	(383,730)
Payment for acquisition of business	1,850,000			(1,485,800)
Net cash used in investing activities	(1,926,315)	(206,155)	(237,983)	(1,869,530)
Cash flows from financing activities:
Proceeds from issuance of class A common stock and warrants, net of issuance costs	2,285,521		5,460,000	5,439,571
Proceeds from issuance of class A common stock and pre-funded warrants, net of issuance costs	1,571,466	8,835,458	5,227,039
Repurchase and cancellation of the class B common stock			(650,000)
Net proceeds from loans payable	1,020,295	1,467,935	1,981,585	2,038,531
Repayments on loans payable	(2,774,400)	(3,916,004)	(5,113,947)	(1,923,474)
Proceeds from issuance of convertible series A preferred stock		200,000	200,000
Proceeds from issuance of convertible series B preferred stock	2,222,663
Proceeds from convertible notes payable	250,000	1,000,000	1,000,000	650,000
Payments on convertible notes payable		(250,000)	(294,118)	(250,000)
Proceeds from notes payable, net of discount	761,190
Repayment of notes payable	(1,002,588)	(700,657)	(1,121,981)	(329,620)
Proceeds from exercise of warrants		3,500,000	4,000,000
Proceeds from issuance of promissory note	1,000,000
Repayment of convertible debentures		(100,000)	(100,000)
Net cash provided by financing activities	5,334,147	10,036,732	10,588,578	5,625,009
Net increase (decrease) in Cash, cash equivalents and restricted cash	(147,444)	502,238	344,729	(65,292)
Cash, cash equivalents and restricted cash, beginning of period	723,690	378,961	378,961	444,253
Cash, cash equivalents and restricted cash, end of period	576,246	881,199	723,690	378,961
Supplemental Disclosure of Cash Flow Information
Interest payments during the year	1,385,891	1,552,313	1,552,313	188,952
Income tax refund		151,796	151,796
Noncash investing and financing activity
Acquisition of equity securities in connection with issuance of Series B Preferred Stock	2,571,429
Issuance of common stock in connection with business acquisition	92,500			400,000
Issuance of convertible series A preferred stock due to conversion of bridge note				4,440,688
Issuance of class A common stock due to conversion of convertible debentures				4,414,317
Issuance of class A common stock for conversion of convertible notes payable		650,000	1,357,143
Series A Preferred Stock Dividend		$ 220,850	220,850	271,245
Acquisition of assets through operating leases			$ 593,409	$ 1,031,523